                    MORGAN STANLEY VALUE-ADDED MARKET SERIES
                           1221 Avenue of the Americas
                            New York, New York 10020

                                                              September 3, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:    Morgan Stanley Value-Added Market Series
       File Number - 33-14629
       Rule 497(j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on August 27, 2004.

                                                  Very truly yours,
                                                  /s/ Sheldon Winicour
                                                      ----------------
                                                  Sheldon Winicour
                                                  Assistant Secretary

cc:  Barry Fink